Deferred Tax Assets and Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Net deferred tax liabilities	$ 11,817	$ 12,204
Unrecognized tax attributes amount	44,500	27,900
Deferred tax assets unrecognized on the basis of tax attributes [Member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses	11,000	$ 6,900
Expiration period 1 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 100
Tax losses and deductible temporary differences expiration period	Year 1
Expiration period 2 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 200
Tax losses and deductible temporary differences expiration period	Year 2
Expiration period 3 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses carried forward and deductible temporary differences	$ 200
Tax losses and deductible temporary differences expiration period	Year 3
Expiration period more than 3 [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Tax losses	$ 42,700
Tax losses carried forward and deductible temporary differences	1,400
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Components Of Deferred Tax Assets And Liabilities [line items]
Net deferred tax liabilities	$ 6,400